SHARE INCENTIVE PLAN - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options outstanding
Outstanding at beginning of year	4,530,158
Granted	530,757
Forfeited	(594,366)
Expired	(193,000)
Outstanding at end of year	4,273,549	4,530,158
Vested and expected to vest	4,273,549
Exercisable at end of year	3,537,509
Weighted average exercise price
Outstanding at beginning of year	$ 6.15
Granted	0.001
Forfeited	4.58
Expired	1.08
Outstanding at end of year	5.83	$ 6.15
Vested and expected to vest	5.83
Exercisable at end of the year	7.05
Weighted average grant-date fair value per option
Outstanding at beginning of year	3.43
Granted	1.69
Forfeited	0.19
Expired	2.62
Outstanding at end of year	3.47	$ 3.43
Vested and expected to vest	3.47
Exercisable at end of the year	$ 3.79
Weighted-average remaining contractual term (years)
Weighted-average remaining contractual term (in years)	4 years 1 month 2 days	4 years 3 months 14 days
Vested and expected to vest	4 years 1 month 2 days
Weighted-average remaining contractual term, exercisable at end of the year (in years)	3 years 1 month 13 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 571	$ 2,846
Vested and expected to vest	571
Aggregate intrinsic value, exercisable at end of the year	$ 571